PREPAID EXPENSES	12 Months Ended
Jun. 26, 2021
Prepaid Expenses
Note 4. PREPAID EXPENSES

4. PREPAID EXPENSES

As of June 26, 2021 and June 27, 2020, prepaid expenses consist of the following:

	2021	2020

Prepaid Expenses	$4,553,105	$3,879,010
Prepaid Insurance	2,210,484	744,623

Total Prepaid Expenses	$6,763,589	$4,623,633